Schedule of convertible Promissory Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Ending balance		$ 525,000
Conversions of notes		(525,000)
Notes	2,000,000	3,150,000
Repayments of Long-Term Debt		(3,150,000)
Ending balance	$ 2,000,000